UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Markets Income Trust

2/29/08
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08

Issuer	Shares/Par	Value ($)
Bonds – 95.9%
U.S. Bonds – 91.4%
Agency - Other – 13.0%
Financing Corp., 10.7%, 2017	$4,095,000	$6,157,541
Financing Corp., 9.4%, 2018	3,085,000	4,355,739
Financing Corp., 9.8%, 2018	4,350,000	6,300,331
Financing Corp., 10.35%, 2018	6,820,000	10,242,235
Financing Corp., STRIPS, 0%, 2017	5,000,000	3,340,550

		$30,396,396

Asset Backed & Securitized – 0.9%
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	$750,000	$549,337
Prudential Securities Secured Financing Corp., FRN, 7.258%, 2013 (z)	1,819,000	1,560,609

		$2,109,946

Brokerage & Asset Managers – 0.3%
Merrill Lynch & Co., Inc., 6.05%, 2016	$750,000	$741,825

Medical & Health Technology & Services – 0.2%
Covidien Ltd., 6.55%, 2037 (n)	$500,000	$516,568

Mortgage Backed – 63.8%
Fannie Mae, 5.78%, 2008	$884,942	$884,575
Fannie Mae, 4.79%, 2012	3,522,804	3,598,418
Fannie Mae, 4.542%, 2013	835,121	838,143
Fannie Mae, 5%, 2013 - 2027	2,805,274	2,860,822
Fannie Mae, 5.06%, 2013	395,268	402,853
Fannie Mae, 5.37%, 2013	1,025,600	1,071,031
Fannie Mae, 4.556%, 2014	850,463	847,617
Fannie Mae, 4.621%, 2014	2,030,930	2,031,298
Fannie Mae, 4.77%, 2014	485,153	486,783
Fannie Mae, 4.854%, 2014	3,100,019	3,129,682
Fannie Mae, 4.871%, 2014	1,778,623	1,800,589
Fannie Mae, 5.1%, 2014	519,856	533,265
Fannie Mae, 4.7%, 2015	475,831	476,586
Fannie Mae, 4.74%, 2015	385,302	383,236
Fannie Mae, 4.78%, 2015	539,873	540,985
Fannie Mae, 4.815%, 2015	543,000	541,236
Fannie Mae, 4.82%, 2015	1,444,583	1,447,428
Fannie Mae, 4.85%, 2015	339,052	342,527
Fannie Mae, 4.86%, 2015	160,386	162,487
Fannie Mae, 4.87%, 2015	359,270	362,573
Fannie Mae, 4.89%, 2015	402,591	407,304
Fannie Mae, 4.925%, 2015	1,331,072	1,339,240
Fannie Mae, 5.471%, 2015	912,947	941,758
Fannie Mae, 5.09%, 2016	500,000	505,601
Fannie Mae, 5.423%, 2016	793,058	814,981
Fannie Mae, 5.845%, 2016	475,282	504,933
Fannie Mae, 6.5%, 2016 - 2036	7,361,217	7,690,137
Fannie Mae, 5.05%, 2017	525,300	529,583
Fannie Mae, 5.3%, 2017	594,624	607,870
Fannie Mae, 5.5%, 2017 - 2035	58,121,784	58,736,427
Fannie Mae, 6%, 2017 - 2037	18,020,170	18,501,533
Fannie Mae, 4.88%, 2020	336,234	341,930
Freddie Mac, 4.5%, 2013 - 2021	1,154,921	1,158,151
Freddie Mac, 5%, 2016 - 2027	7,507,567	7,631,493
Freddie Mac, 6%, 2021 - 2036	2,705,940	2,771,203
Freddie Mac, 5.5%, 2022 - 2035	13,314,984	13,521,078

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage Backed – continued
Freddie Mac, 3.75%, 2024	593,449	$593,580
Freddie Mac, 4%, 2024	634,849	636,665
Freddie Mac, 6.5%, 2037	2,850,744	2,962,122
Ginnie Mae, 5.5%, 2033	6,591,320	6,753,443

		$149,691,166

Municipals – 2.0%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$3,075,000	$3,008,549
Gwinnett County Development Authority, GA, Certificates of Participation (Gwinnett County Public Schools Project), 5.25%, 2014 (c)	755,000	820,693
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	895,000	950,669

		$4,779,911

Other Banks & Diversified Financials – 0.3%
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	$750,000	$702,573

Real Estate – 0.3%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$714,539

Retailers – 0.1%
Target Corp., 6.5%, 2037	$231,000	$226,809

U.S. Government Agencies – 7.7%
Aid-Egypt, 4.45%, 2015	1,755,000	$1,843,136
Farmer Mac, 5.5%, 2011 (n)	3,010,000	3,256,188
Small Business Administration, 8.875%, 2011	120,358	122,076
Small Business Administration, 6.34%, 2021	896,570	947,867
Small Business Administration, 6.35%, 2021	1,053,390	1,113,364
Small Business Administration, 6.44%, 2021	881,486	933,738
Small Business Administration, 6.625%, 2021	1,027,597	1,103,661
Small Business Administration, 5.52%, 2024	1,154,906	1,205,484
U.S. Department of Housing & Urban Development, 6.36%, 2016	1,580,000	1,712,865
U.S. Department of Housing & Urban Development, 6.59%, 2016	5,612,000	5,693,256

		$17,931,635

U.S. Treasury Obligations – 2.8%
U.S. Treasury Bonds, 11.25%, 2015	$499,000	$752,281
U.S. Treasury Bonds, 4.375%, 2038	3,096,000	3,072,539
U.S. Treasury Notes, 4.125%, 2012 (f)	2,605,000	2,794,675

		$6,619,495

Total U.S. Bonds		$214,430,863

Foreign Bonds – 4.5%
Chile – 0.8%
Codelco, Inc., 6.15%, 2036	$1,092,000	$1,083,482
HQI Transelec Chile S.A., 7.875%, 2011	680,000	732,748

		$1,816,230

Italy – 0.4%
Enel Finance International S.A., 6.8%, 2037 (n)	$750,000	$768,278
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	200,000	201,730

		$970,008

Malaysia – 0.6%
Petroliam Nasional Berhad, 7.625%, 2026	$739,000	$908,596

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Malaysia – continued
Petronas Capital Ltd., 7.875%, 2022	$433,000	$540,320

		$1,448,916

Mexico – 0.8%
Pemex Project Funding Master Trust, 9.375%, 2008	$541,000	$564,263
United Mexican States, 8.3%, 2031	128,000	165,120
United Mexican States, 6.75%, 2034	932,000	1,024,268

		$1,753,651

Portugal – 0.0%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$102,014

Russia – 1.0%
Gazprom International S.A., 7.201%, 2020	$670,331	$687,893
OAO Gazprom, 6.51%, 2022	1,078,000	982,381
OAO Gazprom, 7.288%, 2037 (n)	315,000	293,360
TransCapitalInvest Ltd., 5.67%, 2014	430,000	408,414

		$2,372,048

United Kingdom – 0.5%
Diageo Capital PLC, 5.75%, 2017	$520,000	$535,229
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	750,000	722,648

		$1,257,877

Trinidad & Tobago – 0.4%
Republic of Trinidad & Tobago, 9.75%, 2020	$676,000	$905,164

Total Foreign Bonds		$10,625,908

Total Bonds		$225,056,771

Repurchase Agreements – 4.1%
Merrill Lynch, 3.20%, dated 2/29/08, due 3/03/08, total to be received $9,617,564 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account)	$9,615,000	$9,615,000

Total Investments		$234,671,771

Other Assets, Less Liabilities – 0%		(96,662)

Net Assets – 100.0%		$234,575,109

(c)	Refunded bond.

(f)	All or a portion of the security has been segregated as collateral for an open futures contract.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,860,786, representing 2.5% of net assets.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Acquisition Cost	Current Market Value
Prudential Securities Secured Financing Corp., FRN, 7.258%, 2013	12/06/04	$2,019,445	$1,560,609
% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities

MFS Government Markets Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 2/29/08 - continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

DKK Danish Krone

EUR Euro

JPY Japanese Yen

SEK Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Government Markets Income Trust

Supplemental Information (Unaudited) 2/29/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund's investments. These inputs are categorized into three broad levels. Level 1 include quoted prices in active markets for identical assets or liabilities. Level 2 include other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Level 3 include unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of February 29, 2008 in valuing the fund's assets carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	—	234,671,771	—	234,671,771
Other Financial Instruments	(232,539)	—	—	(232,539)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$233,207,254

Gross unrealized appreciation	$3,521,524
Gross unrealized depreciation	(2,057,007)

Net unrealized appreciation (depreciation)	$1,464,517

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 2/29/08

Forward Foreign Currency Exchange Contracts at 2/29/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	999,300	3/17/08	$1,449,025	$1,517,380	$68,355
BUY	JPY	1,005,621,555	4/15/08	9,262,682	9,700,395	437,713
BUY	SEK	13,122	4/15/08	2,072	2,127	55

						$506,123

Depreciation
SELL	DKK	32,471	4/15/08	$6,449	$6,611	$(162)
SELL	EUR	999,300	3/17/08	1,447,956	1,517,380	(69,424)
SELL	JPY	1,005,721,555	4/15/08	9,277,603	9,701,360	(423,757)

						$(493,343)

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

MFS Government Markets Income Trust - continued

Supplemental Information (Unaudited) 2/29/08

Futures contracts outstanding at 2/29/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	120	$14,073,750	Jun-08	$(361,036)
U.S. Treasury Note (Short)	18	2,135,250	Jun-08	(67,703)
U.S. Treasury Note 5 yr (Long)	96	10,968,000	Jun-08	183,420

				$(245,319)

At February 29, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: April 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: April 14, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2008

*	Print name and title of each signing officer under his or her signature.